EQUITY (Schedule of Share Capital) (Details)	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2020 USD ($) shares
Number of Ordinary Shares
Authorized share capital	1,500,000,000	1,500,000,000	1,500,000,000	1,500,000,000
Issued and paid-up share capital	715,156,008	715,156,008	349,169,545	349,169,545
Authorized share capital | ₪	₪ 150,000,000		₪ 150,000,000
Issued and paid-up share capital	₪ 71,515,600	$ 21,066,368	₪ 34,916,955	$ 9,869,795